Fair Value Measurements - Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) - EUR (€) € in Millions	Dec. 31, 2018		Dec. 31, 2017
Assets measured at fair value
Derivative financial instruments	€ 101.9		€ 115.7
Liabilities measured at fair value
Derivative financial instruments	47.4		67.3	[1]
Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	101.9	[2]	115.7	[3]
Money market funds	2,342.6	[4]	1,329.4	[5]
Short-term Investments	913.3	[6]	1,029.3	[7]
Total	3,357.8		2,474.4
Liabilities measured at fair value
Derivative financial instruments	47.4	[2]	67.3	[3]
Assets and Liabilities for which fair values are disclosed
Long-term debt	3,119.4	[8]	3,193.2	[9]
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	0.0	[2]	0.0	[3]
Money market funds	2,342.6	[4]	1,329.4	[5]
Short-term Investments	0.0	[6]	0.0	[7]
Total	2,342.6		1,329.4
Liabilities measured at fair value
Derivative financial instruments	0.0	[2]	0.0	[3]
Assets and Liabilities for which fair values are disclosed
Long-term debt	3,119.4	[8]	3,193.2	[9]
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	101.9	[2]	115.7	[3]
Money market funds	0.0	[4]	0.0	[5]
Short-term Investments	913.3	[6]	1,029.3	[7]
Total	1,015.2		1,145.0
Liabilities measured at fair value
Derivative financial instruments	47.4	[2]	67.3	[3]
Assets and Liabilities for which fair values are disclosed
Long-term debt	0.0	[8]	0.0	[9]
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	0.0	[2]	0.0	[3]
Money market funds	0.0	[4]	0.0	[5]
Short-term Investments	0.0	[6]	0.0	[7]
Total	0.0		0.0
Liabilities measured at fair value
Derivative financial instruments	0.0	[2]	0.0	[3]
Assets and Liabilities for which fair values are disclosed
Long-term debt	€ 0.0	[8]	€ 0.0	[9]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4 Financial risk management.
[3]	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4 Financial risk management.
[4]	Money market funds are part of our cash and cash equivalents. See Note 5 Cash and cash equivalents and short-term investments.
[5]	Money market funds are part of our cash and cash equivalents.
[6]	Short-term investments consist of deposits with a remaining maturity longer than three months, but less than one year at the date of acquisition. See Note 5 Cash and cash equivalents and short-term investments.
[7]	Short-term investments consist of deposits with a remaining maturity longer than three months, but less than one year at the date of acquisition. See Note 5 Cash and cash equivalents and short-term investments.
[8]	Long-term debt relates to Eurobonds. See Note 16 Long-term debt.
[9]	Long-term debt relates to Eurobonds. See Note 16 Long-term debt.